Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS — 6.4%
	COMMUNICATIONS — 1.6%
$135,485	CSC Holdings LLC 2.897% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$133,385
	CONSUMER DISCRETIONARY — 4.4%
160,000	AAdvantage Loyalty IP Ltd. 5.500% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	162,400
50,000	Griffon Corp. 3.117% (1-Month Term SOFR+275 basis points), 1/20/2029[1,2,3]	49,563
108,193	Penn National Gaming, Inc. 2.000% (1-Month USD Libor+125 basis points), 10/19/2023[1,3]	107,300
47,250	WW International, Inc. 4.000% (1-Month USD Libor+350 basis points), 4/13/2028[1,2,3]	43,273
		362,536
	TECHNOLOGY — 0.4%
29,505	Presidio Holdings, Inc. 3.808% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	29,357
	TOTAL BANK LOANS
	(Cost $531,567)	525,278
	CORPORATE BONDS — 87.8%
	COMMUNICATIONS — 8.7%
121,000	AMC Networks, Inc. 4.250%, 2/15/2029[2]	112,917
83,000	Discovery Communications LLC 3.625%, 5/15/2030[2]	80,628
107,000	DISH DBS Corp. 5.875%, 11/15/2024	106,732
108,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	111,735
100,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	102,925
111,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	110,167
99,000	Lumen Technologies, Inc. 7.650%, 3/15/2042	95,535
		720,639
	CONSUMER DISCRETIONARY — 32.5%
96,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	90,600
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	58,430

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$121,000	Beazer Homes USA, Inc. 5.875%, 10/15/2027[2]	$116,916
91,000	Brinker International, Inc. 3.875%, 5/15/2023	91,228
111,000	Carnival Corp. 7.200%, 10/1/2023[4]	114,434
82,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 6.500%, 10/1/2028[2]	83,435
77,000	Dana, Inc. 5.625%, 6/15/2028[2]	77,809
40,000	Delta Air Lines, Inc. 2.900%, 10/28/2024[2]	39,100
45,000	Ford Motor Co. 9.625%, 4/22/2030[2]	58,604
87,000	General Motors Financial Co., Inc. 2.350%, 2/26/2027[2]	81,197
113,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	112,718
122,000	Griffon Corp. 5.750%, 3/1/2028[2]	117,303
94,940	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	103,770
77,000	KB Home 7.625%, 5/15/2023[2]	79,214
112,000	Macy's Retail Holdings LLC 3.625%, 6/1/2024[2]	114,576
123,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[2]	118,388
136,000	MGM Resorts International 4.750%, 10/15/2028[2]	131,625
155,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	154,922
58,000	QVC, Inc. 4.850%, 4/1/2024	59,314
186,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	192,696
40,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	40,550
123,000	Tenneco, Inc. 5.000%, 7/15/2026[2]	120,847
110,000	Travel + Leisure Co. 6.000%, 4/1/2027[2]	113,300

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$101,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	$100,284
170,458	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	154,124
155,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	154,354
		2,679,738
	ENERGY — 13.8%
75,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. 1.231%, 12/15/2023	73,252
79,000	Buckeye Partners LP 4.125%, 12/1/2027[2]	75,445
77,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	77,924
87,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[2]	87,971
106,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	104,869
48,000	Hess Corp. 4.300%, 4/1/2027[2]	49,367
117,000	HollyFrontier Corp. 2.625%, 10/1/2023	115,869
40,000	Matador Resources Co. 5.875%, 9/15/2026[2]	40,732
93,000	Murphy Oil Corp. 5.750%, 8/15/2025[2]	94,627
58,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	58,435
82,000	PDC Energy, Inc. 6.125%, 9/15/2024[2]	83,004
118,000	Southwestern Energy Co. 5.950%, 1/23/2025[2]	123,350
106,000	Sunoco LP / Sunoco Finance Corp. 5.875%, 3/15/2028[2]	107,060
44,000	Targa Resources Corp. 4.200%, 2/1/2033[2]	44,442
		1,136,347
	FINANCIALS — 21.0%
67,000	Air Lease Corp. 4.125% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+315 basis points)[2,5,6]	56,950

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$113,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	$114,820
56,000	Ally Financial, Inc. 8.000%, 11/1/2031	70,341
84,000	Bank of America Corp. 6.300% (3-Month USD Libor+455 basis points)[2,5,6]	88,830
70,000	Citigroup, Inc. 6.250% (3-Month USD Libor+452 basis points)[2,5,6]	73,094
128,000	Goldman Sachs Group, Inc. 2.028% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	132,575
118,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	118,295
60,000	iStar, Inc. 4.750%, 10/1/2024[2]	60,490
79,000	Morgan Stanley 3.700%, 10/23/2024	80,492
105,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	106,772
103,000	Navient Corp. 5.875%, 10/25/2024	104,287
	OneMain Finance Corp.
114,000	7.125%, 3/15/2026	121,722
81,000	4.000%, 9/15/2030[2]	71,483
114,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,6]	114,855
65,000	Radian Group, Inc. 6.625%, 3/15/2025[2]	68,374
101,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	97,213
130,000	Service Properties Trust 4.500%, 3/15/2025[2]	121,875
127,000	Starwood Property Trust, Inc. 4.750%, 3/15/2025[2]	128,585
		1,731,053
	HEALTH CARE — 3.6%
	Encompass Health Corp.
72,000	4.500%, 2/1/2028[2]	71,184
40,000	4.750%, 2/1/2030[2]	38,400
83,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	83,357

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$102,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[4]	$100,980
		293,921
	INDUSTRIALS — 1.8%
107,000	Titan International, Inc. 7.000%, 4/30/2028[2]	107,343
45,000	United Rentals North America, Inc. 4.000%, 7/15/2030[2]	43,035
		150,378
	MATERIALS — 3.2%
71,000	Allegheny Technologies, Inc. 5.125%, 10/1/2031[2]	66,579
62,000	Carpenter Technology Corp. 7.625%, 3/15/2030[2]	63,482
111,000	Mercer International, Inc. 5.500%, 1/15/2026[2]	111,833
24,000	Olin Corp. 5.500%, 8/15/2022	24,180
		266,074
	TECHNOLOGY — 0.5%
40,000	Xilinx, Inc. 2.950%, 6/1/2024[2]	40,110
	UTILITIES — 2.7%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	66,300
153,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[2]	152,780
		219,080
	TOTAL CORPORATE BONDS
	(Cost $7,487,562)	7,237,340

Number of Shares
	PREFERRED STOCKS — 1.0%
	FINANCIALS — 1.0%
60	Wells Fargo & Co., 7.500%[5,7]	79,394
	TOTAL PREFERRED STOCKS
	(Cost $83,610)	79,394

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$356,949	UMB Bank Demand Deposit, 0.01%[8]	$356,949
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $356,949)	356,949
	TOTAL INVESTMENTS — 99.5%
	(Cost $8,459,688)	8,198,961
	Other Assets in Excess of Liabilities — 0.5%	43,257
	TOTAL NET ASSETS — 100.0%	$8,242,218

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Convertible security.
[8]	The rate is the annualized seven-day yield at period end.